Long-Term Investments	6 Months Ended
Mar. 31, 2024
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

NOTE 8 – LONG-TERM INVESTMENTS

Long-term investments consisted of the following as of March 31, 2024 and September 30, 2023:

	March 31, 2024	September 30, 2023
Huashang Micro Finance Co.	$5,262,939	$5,208,333
Longwan Rural Commercial Bank	6,229,935	6,165,296
Wenzhou Longlian Development Co., Ltd	1,154,163	1,142,188
Total long-term investments, at cost	$12,647,037	$12,515,817
Add: upward adjustments	-	-
Less: impairment and downward adjustments	-	-
Long-term investments	$12,647,037	$12,515,817

In 2009, the Company made an investment of RMB 90,000,000 ($13,203,257 in USD) to acquire 22.5% in Huashang Micro Finance Co. (“Huashang”), a finance company offers micro loans to its customers. In 2015, as the result of a capital reduction, the Company’s ownership was reduced by 3.5% to 19% for a cash consideration of RMB 52,000,000 ($8,535,827 in USD). The Company carries this investment at cost-minus-impairment measurement alternative on its consolidated balance sheets. The Company did not receive dividend income from Huashang during the six months ended March 31, 2024 and 2023.

In 2011, the Company made an investment of RMB 8,333,400 ($1,307,982 in USD) to acquire 8.3334% in Wenzhou Longlian Development Co., Ltd. (“Longlian”), a property and infrastructure development company. The Company carries this investment at the cost-minus-impairment measurement alternative on its consolidated balance sheets. The Company did not receive any dividend income from Longlian during the six months ended March 31, 2024 and 2023.

In 2012, the Company made an investment of RMB 44,982,000 ($7,172,207 in USD) to acquire 2.1% in Longwan Rural Commercial Bank. (“LRCB”), a private bank accepting deposits and providing short-term or long-term lending to its customers. The Company carries this investment at at cost-minus-impairment measurement alternative on its consolidated balance sheets. The Company did not receive dividend income from LRCB during the six months ended March 31, 2024 and 2023.

The ownership percentage of the above long-term investments has not changed during the six months ended March 31, 2024. During the six months ended March 31, 2024 and 2023, no impairment of long-term investment was recognized.